Cash and Cash Equivalents - Additional Information (Detail) $ in Thousands	Dec. 29, 2022 MXN ($) Trust	Dec. 29, 2021 MXN ($) Trust	Dec. 10, 2020 MXN ($) Trust	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of cash and cash equivalents [Line Items]
Number of trusts established | Trust			12
Number of trust deposited | Trust	12	12
Cash and cash equivalents | $				$ 12,371,464	$ 13,332,877	$ 14,444,549	$ 7,500,193
Expansion Of Trust Commitment | $	$ 1,016,948	$ 1,200,988	$ 535,305